As filed with the Securities and Exchange Commission on February 12, 2002

                                                             FILE NOS. 333-61698
                                                                       811-07467

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Post-effective Amendment No. 1 /X/

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                              AMENDMENT NO. 34 /X/

                  ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                               (Name of Depositor)

                               ONE ALLSTATE DRIVE
                                  P.O. BOX 9095
                          FARMINGVILLE, NEW YORK 11738
                                  516/451-5300
         (Address and Telephone Number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847-402-2400
            (Name, Address and Telephone Number of Agent for Service)


                                   COPIES TO:

      RICHARD T. CHOI, ESQUIRE                       ANGELA M. KING, ESQUIRE
          FOLEY & LARDNER                         ALLSTATE DISTRIBUTORS, L.L.C.
         3000 K STREET, NW                              3100 SANDERS ROAD
             SUITE 500                                      SUITE J5B
       WASHINGTON, D.C. 20007                          NORTHBROOK, IL 60062


            APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: CONTINUOUS

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

     __ immediately  upon filing pursuant to paragraph (b) of Rule 485
     __ on (date)  pursuant to  paragraph  (b) of Rule 485
      X 60 days after filing pursuant to paragraph (a)(1) of Rule 485 __ on (date) pursuant to paragraph (a)(1) of Rule 485


IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[__] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: Units of Interest in the Allstate Life of New York Separate Account A under Deferred Variable Annuity Contracts.

                                Explanatory Note

Registrant is filing this post-effective amendment ("Amendment") for the purpose of adding the Income Benefit Rider to the Putnam Allstate Advisor contract and the Putnam Allstate Advisor Plus contract (the "Contracts") described in the currently effective prospectuses and SAI for the Contracts included in the Registration Statement. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.

                   Allstate Life Insurance Company of New York
                  Allstate Life of New York Separate Account A

                    Supplement, dated _________, 2002, to the
            Putnam Allstate Advisor Plus Variable Annuity Prospectus
                             dated September 4, 2001

This supplement describes the Income Benefit Rider now available with the Putnam Allstate Advisor Plus Variable Annuity Contract (the "Contract"), offered by Allstate Life Insurance Company of New York. Please keep this supplement for future reference together with your prospectus. All capitalized terms have the same meaning as those included in the prospectus.

Your prospectus is amended as follows:

Page 3: Add the following to the section entitled "Important Terms":

                                                                     Page
         Income Base                                                 ___
         Income Benefit Rider                                        ___
         Rider Date                                                  ___


Page 4: Insert the following after the first bullet under the heading
"Expenses":

       o If you select the Income Benefit Rider you would pay an additional fee at the annual rate of up to 0.50% (currently 0.30%) of the Income Base in effect on each Contract anniversary ("CONTRACT ANNIVERSARY").


Page 5: In the section entitled "Income Payments," add the following after the final bullet:

         Allstate New York also offers an Income Benefit Rider that guarantees a minimum amount of fixed income payments you can receive if you choose to annuitize your Contract.


Page 7: Add the following after the "Variable Account Annual Expenses" table:

         INCOME BENEFIT RIDER EXPENSES
         If you select the Income Benefit Rider, you would pay an additional fee at the annual rate of up to 0.50% (currently 0.30%) of the Income Base in effect on a Contract Anniversary.


Page 9:  Replace "Example 1" with the following:

         EXAMPLE 1

         The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

       o      invested $1,000 in a Variable Sub-Account,

       o      earned a 5% annual return on your investment,

       o surrendered your Contract or you began receiving income payments for a specified period of less than 120 months at the end of each time period, and

       o      elect the Income Benefit Rider.

         THE EXAMPLE ASSUMES THAT ANY FUND EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS DESCRIBED IN THE FOOTNOTES ABOVE ARE IN EFFECT FOR THE TIME PERIODS PRESENTED BELOW. THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.



         Variable Sub-Account        1 Year    3 Years     5 Years      10 Years



Page 10:  Replace "Example 2" with the following:

         EXAMPLE 2

         Same assumptions as Example 1 above, except that you decided not to surrender your Contract, or you began receiving income payments (for at least 120 months if under an Income Plan with a specified period), at the end of each period.

         Variable Sub-Account        1 Year    3 Years     5 Years      10 Years


         PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE LOWER OR GREATER THAN THOSE SHOWN ABOVE. SIMILARLY, YOUR RATE OF RETURN MAY BE LOWER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. THE ABOVE EXAMPLES ASSUME THE ELECTION OF THE INCOME BENEFIT RIDER. IF THAT FEATURE WAS NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.

Page 12: Insert the following after the last sentence in the second paragraph under the heading "Contract Owner":

         If you select the Income Benefit Rider, the maximum age of any Contract Owner on the date we receive the completed application or written request to add the Rider, whichever is later ("Rider Application Date") is currently 75.


Page 12: Insert the following after the last sentence in the first paragraph under the heading "Annuitant":

         If you select the Income Benefit Rider, the maximum age of the oldest Annuitant on the Rider Application Date is currently 75.


Page 14: Replace the second paragraph under the heading "Accumulation Unit Value" with the following:

         We determine withdrawal charges, Income Benefit Rider charges (if applicable), and transfer fees separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Value, please refer to the Statement of Additional Information.


Page: 18: Insert the following after the section entitled "Mortality and Expense Risk Charge":

         INCOME BENEFIT FEE
         We impose a separate fee for the Income Benefit Rider. The fee equals, on an annual basis, 0.30% of the Income Base. We reserve the right to change the fee for the Rider. However, once we issue your Rider, we cannot change the Rider fee that applies to your Contract. The Rider fee rate will never exceed 0.50% per year. See "Income Benefit Riders" for details.


Page 19: In the section entitled "Access To Your Money," replace the second paragraph with the following:

         The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our customer service center, less any applicable withdrawal charges, Income Benefit Rider fees, income tax withholding, penalty tax, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.


Page 23: After the section entitled "Fixed Income Payments" add the following:

         INCOME BENEFIT RIDER

         If both you and the oldest Annuitant are age 75 or younger as of the Rider Application Date, you have the option to add the Income Benefit Rider to your Contract. The Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the Income Base, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select ("Guaranteed Income Benefit"). You may exercise this benefit up to your latest Payout Start Date. Once elected the Rider may not be canceled.

         QUALIFICATIONS. To qualify for an income benefit under the Rider, you must meet the following conditions as of the Payout Start Date:

              o You must elect a Payout Start Date that is on or after the 10th anniversary of the date we issued the Rider (the "RIDER DATE");

              o The Payout Start Date must occur during the 30 day period following a Contract Anniversary;

              o      The oldest Annuitant must be age 90 or younger;

              o You must elect to receive fixed income payments (calculated using the guaranteed Income Payment Tables provided in your Contract); and

              o The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

                     o 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied, or

                     o 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

         INCOME BENEFIT RIDER FEE. The current annual charge for the Income Benefit Rider is 0.30% multiplied by the Income Base in effect on each Contract Anniversary. We deduct the fees only from the Variable Sub-Account(s) on a pro-rata basis.

         For the initial Contract Anniversary after the Rider Date, we will deduct a Rider fee pro rated to reflect the number of full months (30-day periods) from the Rider Date to the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal the Rider fee multiplied by the appropriate Income Base immediately prior to the withdrawal pro rated to reflect the number of full months (30-day periods) the Rider was in effect during the current Contract Year. We will not deduct the Rider fee during the Payout Phase.

         INCOME BENEFIT RIDER: The Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the Income Base, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select. The Income Base is used solely for the purpose of calculating the guaranteed income benefit and does not provide a Contract Value or guarantee performance of any investment alternative.

         We determine the Income Base as follows:

         INCOME BASE . On the Rider Date, the Income Base is equal to the Contract Value. After the Rider Date, we recalculate the Income Base as follows on the Contract Anniversary and when a purchase payment or withdrawal is made:

                  1. For purchase payments, the Income Base is equal to the most recently calculated Income Base plus the purchase payment.

                  2. For withdrawals, the Income Base is equal to the most recently calculated Income Base reduced by a withdrawal adjustment.

                  3. On each Contract Anniversary, the Income Base is equal to the greater of the Contract Value on that Contract Anniversary or the most recently calculated Income Base.

         In the absence of any withdrawals or purchase payments, the Income Base will be equal to the greatest of the Contract Value as of the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date. We will recalculate the Income Base for purchase payments, for withdrawals and on Contract Anniversaries until the first Contract Anniversary on or after the 85th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the oldest Annuitant. After that date, we will recalculate the Income Base only for purchase payments and withdrawals.

         For purposes of computing the Income Base, the withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

                  (1) = withdrawal amount,

                  (2) = the Contract Value immediately prior to the withdrawal,
                        and

                  (3) = the most recently calculated Income Base.

         See Appendix B for an example of how the withdrawal adjustment applies.

         We determine the guaranteed income benefit amount by applying the Income Base, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan that you select. On the Payout Start Date, the income payment will be the greater of (i) the income payment provided by the guaranteed income benefit or (ii) the income payment provided in the fixed amount income payment provision of the Contract.

         The guaranteed income benefit will only apply if you elect to receive fixed income payments (calculated using the guaranteed Income Payment Tables provided in your Contract) under certain life contingent Income Plans (see "Eligibility" requirements above). If, however, you apply the Contract Value and not the guaranteed income benefit to the Income Plan, then you may select any Income Plan we offer at that time and/or use current annuity payment rates then in effect. If you expect to apply your Contract Value to variable income payment options and/or apply your Contract Value using current annuity payment rates then in effect, electing the Income Benefit Rider may not be appropriate.


Appendix: Add the following after Appendix A:


                                   Appendix B

                Withdrawal Adjustment Example - Income Benefit *


Issue Date:                   January 1, 2002
Initial Purchase Payment:     $50,000 (plus a $2,000 Credit Enhancement)

--------- -------------------- ------------------- -------------------- -------------------- -------------------
                                   Beginning                                 Contract
                Type of          Contract Value        Transaction          Value After        Income Benefit
  Date        Occurrence                                 Amount             Occurrence       Rider Income Base
--------- -------------------- ------------------- -------------------- -------------------- -------------------
 1/1/03   Contract Anniversary      $55,000                                   $55,000             $55,000
--------- -------------------- ------------------- -------------------- -------------------- -------------------
 7/1/03   Partial Withdrawal        $60,000              $15,000              $45,000             $41,250
--------- -------------------- ------------------- -------------------- -------------------- -------------------

The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Income Base by the same proportion as the withdrawal reduces the Contract Value.



Income Benefit Rider Income Base
Partial Withdrawal Amount                      = (a)               $15,000
Contract Value Immediately Prior to
     Partial Withdrawal                        = (b)               $60,000
Value of Income Base Immediately Prior
     to Partial Withdrawal                     = (c)               $55,000
Withdrawal Adjustment                      [(a)/(b)]*(c)           $13,750
Adjusted Income Base                                               $41,250


* Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

                   Allstate Life Insurance Company of New York
                  Allstate Life of New York Separate Account A

                    Supplement, dated _________, 2002, to the
               Putnam Allstate Advisor Variable Annuity Prospectus
                             dated September 4, 2001

This supplement describes the Income Benefit Rider now available with the Putnam Allstate Advisor Variable Annuity Contract (the "Contract"), offered by Allstate Life Insurance Company of New York. Please keep this supplement for future reference together with your prospectus. All capitalized terms have the same meaning as those included in the prospectus.

Your prospectus is amended as follows:

Page 3: Add the following to the section entitled "Important Terms":

                                                                        Page
         Income Base                                                    ___
         Income Benefit Rider                                           ___
         Rider Date                                                     ___


Page 4: Insert the following after the first bullet under the heading
"Expenses":

          o If you select the Income Benefit Rider you would pay an additional fee at the annual rate of up to 0.50% (currently 0.30%) of the Income Base in effect on each Contract anniversary ("CONTRACT ANNIVERSARY").


Page 5: In the section entitled "Income Payments," add the following after the final bullet:

         Allstate New York also offers an Income Benefit Rider that guarantees a minimum amount of fixed income payments you can receive if you choose to annuitize your Contract.


Page 7: Add the following after the "Variable Account Annual Expenses" table:

         INCOME BENEFIT RIDER EXPENSES
         If you select the Income Benefit Rider, you would pay an additional fee at the annual rate of up to 0.50% (currently 0.30%) of the Income Base in effect on a Contract Anniversary.


Page 9:  Replace "Example 1" with the following:

         EXAMPLE 1

         The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

          o    invested $1,000 in a Variable Sub-Account,

          o    earned a 5% annual return on your investment,

          o surrendered your Contract or you began receiving income payments for a specified period of less than 120 months at the end of each time period, and

          o    elect the Income Benefit Rider.

         THE EXAMPLE ASSUMES THAT ANY FUND EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS DESCRIBED IN THE FOOTNOTES ABOVE ARE IN EFFECT FOR THE TIME PERIODS PRESENTED BELOW. THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.



         Variable Sub-Account        1 Year     3 Years     5 Years     10 Years


Page 10:  Replace "Example 2" with the following:

         EXAMPLE 2

         Same assumptions as Example 1 above, except that you decided not to surrender your Contract, or you began receiving income payments (for at least 120 months if under an Income Plan with a specified period), at the end of each period.

         Variable Sub-Account        1 Year     3 Years     5 Years     10 Years


         PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE LOWER OR GREATER THAN THOSE SHOWN ABOVE. SIMILARLY, YOUR RATE OF RETURN MAY BE LOWER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. THE ABOVE EXAMPLES ASSUME THE ELECTION OF THE INCOME BENEFIT RIDER. IF THAT FEATURE WAS NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER. TO REFLECT THE CONTRACT MAINTENANCE CHARGE IN THE EXAMPLES, WE ESTIMATED AN

         EQUIVALENT PERCENTAGE CHARGE, BASED ON AN ASSUMED AVERAGE CONTRACT SIZE OF $45,000.


Page 12: Insert the following after the last sentence in the second paragraph under the heading "Contract Owner":

         If you select the Income Benefit Rider, the maximum age of any Contract Owner on the date we receive the completed application or written request to add the Rider, whichever is later ("Rider Application Date") is currently 75.


Page 12: Insert the following after the last sentence in the first paragraph under the heading "Annuitant":

         If you select the Income Benefit Rider, the maximum age of the oldest Annuitant on the Rider Application Date is currently 75.


Page 14: Replace the second paragraph under the heading "Accumulation Unit Value" with the following:

         We determine withdrawal charges, Income Benefit Rider charges (if applicable), transfer fees, and contract maintenance charges (if applicable) separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Value, please refer to the Statement of Additional Information.


Page: 18: Insert the following after the section entitled "Mortality and Expense Risk Charge":

         INCOME BENEFIT FEE
         We impose a separate fee for the Income Benefit Rider. The fee equals, on an annual basis, 0.30% of the Income Base. We reserve the right to change the fee for the Rider. However, once we issue your Rider, we cannot change the Rider fee that applies to your Contract. The Rider fee rate will never exceed 0.50% per year. See "Income Benefit Riders" for details.


Page 19: In the section entitled "Access To Your Money," replace the second paragraph with the following:

         The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our customer service center, less any applicable withdrawal charges, contract maintenance charge, Income Benefit Rider fees, income tax withholding, penalty tax, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

Page 23: After the section entitled "Fixed Income Payments" add the following:

         INCOME BENEFIT RIDER
         If both you and the oldest Annuitant are age 75 or younger as of the Rider Application Date, you have the option to add the Income Benefit Rider to your Contract. The Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the Income Base, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select ("Guaranteed Income Benefit"). You may exercise this benefit up to your latest Payout Start Date. Once elected the Rider may not be canceled.

         QUALIFICATIONS. To qualify for an income benefit under the Rider, you must meet the following conditions as of the Payout Start Date:

          o You must elect a Payout Start Date that is on or after the 10th anniversary of the date we issued the Rider (the "RIDER DATE");

          o The Payout Start Date must occur during the 30 day period following a Contract Anniversary;

          o    The oldest Annuitant must be age 90 or younger;

          o You must elect to receive fixed income payments (calculated using the guaranteed Income Payment Tables provided in your Contract); and

          o The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

               o 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied, or

               o 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

         INCOME BENEFIT RIDER FEE. The current annual charge for the Income Benefit Rider is 0.30% multiplied by the Income Base in effect on each Contract Anniversary. We deduct the fees only from the Variable Sub-Account(s) on a pro-rata basis.

         For the initial Contract Anniversary after the Rider Date, we will deduct a Rider fee pro rated to reflect the number of full months (30-day periods) from the Rider Date to the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal the Rider fee multiplied by the appropriate Income Base immediately prior to the withdrawal pro rated to reflect the number of full months (30-day periods) the Rider was in effect during the current Contract Year. We will not deduct the Rider fee during the Payout Phase.

         INCOME BENEFIT RIDER: The Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the Income Base, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select. The Income Base is used solely for the purpose of calculating the guaranteed income benefit and does not provide a Contract Value or guarantee performance of any investment alternative.

         We determine the Income Base as follows:

         INCOME BASE . On the Rider Date, the Income Base is equal to the Contract Value. After the Rider Date, we recalculate the Income Base as follows on the Contract Anniversary and when a purchase payment or withdrawal is made:

                  1. For purchase payments, the Income Base is equal to the most recently calculated Income Base plus the purchase payment.

                  2. For withdrawals, the Income Base is equal to the most recently calculated Income Base reduced by a withdrawal adjustment.

                  3. On each Contract Anniversary, the Income Base is equal to the greater of the Contract Value on that Contract Anniversary or the most recently calculated Income Base.

         In the absence of any withdrawals or purchase payments, the Income Base will be equal to the greatest of the Contract Value as of the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date. We will recalculate the Income Base for purchase payments, for withdrawals and on Contract Anniversaries until the first Contract Anniversary on or after the 85th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the oldest Annuitant. After that date, we will recalculate the Income Base only for purchase payments and withdrawals.

         For purposes of computing the Income Base, the withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

                  (1) = withdrawal amount,

                  (2) = the Contract Value immediately prior to the withdrawal,
                        and

                  (3) = the most recently calculated Income Base.

         See Appendix C for an example of how the withdrawal adjustment applies.

         We determine the guaranteed income benefit amount by applying the Income Base, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan that you select. On the Payout Start Date, the income payment will be the greater of (i) the income payment provided by the guaranteed income benefit or (ii) the income payment provided in the fixed amount income payment provision of the Contract.

         The guaranteed income benefit will only apply if you elect to receive fixed income payments (calculated using the guaranteed Income Payment Tables provided in your Contract) under certain life contingent Income Plans (see "Eligibility" requirements above). If, however, you apply the Contract Value and not the guaranteed income benefit to the Income Plan, then you may select any Income Plan we offer at that time and/or use current annuity payment rates then in effect. If you expect to apply your Contract Value to variable income payment options and/or apply your Contract Value using current annuity payment rates then in effect, electing the Income Benefit Rider may not be appropriate.


Appendix: Add the following after Appendix B:


                                   Appendix C

                Withdrawal Adjustment Example - Income Benefit *


Issue Date:                      January 1, 2002
Initial Purchase Payment:        $50,000

--------- -------------------- ------------------- -------------------- -------------------- -------------------
                                   Beginning                                 Contract
                Type of          Contract Value        Transaction          Value After        Income Benefit
  Date        Occurrence                                 Amount             Occurrence       Rider Income Base
--------- -------------------- ------------------- -------------------- -------------------- -------------------
 1/1/03   Contract Anniversary      $55,000                                   $55,000             $55,000
--------- -------------------- ------------------- -------------------- -------------------- -------------------
 7/1/03   Partial Withdrawal        $60,000              $15,000              $45,000             $41,250
--------- -------------------- ------------------- -------------------- -------------------- -------------------

The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Income Base by the same proportion as the withdrawal reduces the Contract Value.



Income Benefit Rider Income Base
Partial Withdrawal Amount                             = (a)          $15,000
Contract Value Immediately Prior to
  Partial Withdrawal                                  = (b)          $60,000
Value of Income Base Immediately Prior to
  Partial Withdrawal                                  = (c)          $55,000
Withdrawal Adjustment                           [(a)/(b)]*(c)        $13,750
Adjusted Income Base                                                 $41,250


* Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

PART B

                   Allstate Life Insurance Company of New York
                  Allstate Life of New York Separate Account A

                    Supplement, dated _________, 2002, to the Putnam Allstate Advisor Variable Annuity
           Statement of Additional Information dated September 4, 2001

This supplement amends the statement of additional information, dated September 4, 2001, for the Putnam Allstate Advisor Variable Annuity Contracts and the Putnam Allstate Advisor Plus Variable Annuity Contracts as follows:


Page __: Add the following after the fourth paragraph under "Standardized Total Returns":

         Contracts with the Income Benefit Rider were first offered to the public as of ____________, 2002. The Variable Sub-Accounts were available for investment prior to that date. Accordingly, performance figures for Variable Sub-Accounts for periods prior to the availability of the Income Benefit Rider reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current charge for such feature as if it had been available throughout the periods shown, as well as the withdrawal and contract maintenance charge.


Page __: Add the following tables to the performance tables under "Standardized Total Returns":

Putnam Allstate Advisor:
(WITH THE INCOME BENEFIT RIDER) *

                                                               10 Years or Since
Variable Sub-Account          One Year        Five Years           Inception


*Performance figures have been adjusted to reflect the current charge for Income Benefit Rider as if that feature had been available throughout the periods shown. For purposes of computing the Rider fee, we assumed that there were no additional purchase payments or withdrawals, and that the Rider Date coincided with the inception date of the Fund (Class IA).


Putnam Allstate Advisor Plus:
(WITH THE INCOME BENEFIT RIDER) *

                                                               10 Years or Since
Variable Sub-Account          One Year        Five Years           Inception

*Performance figures have been adjusted to reflect the current charge for the Income Benefit Rider as if that feature had been available throughout the periods shown. For purposes of computing the Rider fee, we assumed that there were no additional purchase payments or withdrawals, and that the Rider Date coincided with the inception date of the Fund (Class IA).


Page __: Add the following after the sixth paragraph under "Non-Standardized Total Returns":

         Contracts with the Income Benefit Rider were first offered to the public as of ____________, 2002. The Variable Sub-Accounts were available for investment prior to that date. Accordingly, performance figures for Variable Sub-Accounts for periods prior to the availability of the Rider reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current charge for such feature as if it had been available throughout the periods shown, but not the withdrawal and contract maintenance charge.


Page __: Add the following tables to the performance tables under "Non-Standardized Total Returns":

Putnam Allstate Advisor:
(WITH THE INCOME BENEFIT RIDER)*

                                                               10 Years or Since
Variable Sub-Account          One Year        Five Years            Inception


*Performance figures have been adjusted to reflect the current charge for Income Benefit Rider as if that feature had been available throughout the periods shown. For purposes of computing the Rider fee, we assumed that there were no additional purchase payments or withdrawals, and that the Rider Date coincided with the inception date of the Fund (Class IA).


Putnam Allstate Advisor Plus:
(WITH THE INCOME BENEFIT RIDER)*

                                                               10 Years or Since
Variable Sub-Account          One Year        Five Years            Inception


*Performance figures have been adjusted to reflect the current charge for Income Benefit Rider as if that feature had been available throughout the periods shown. For purposes of computing the Rider fee, we assumed that there were no additional purchase payments or withdrawals, and that the Rider Date coincided with the inception date of the Fund (Class IA).

Page __: Add the following tables to the performance tables under "Adjusted Historical Total Returns":

Putnam Allstate Advisor:
(WITH THE INCOME BENEFIT RIDER)*

                                                               10 Years or Since
Variable Sub-Account          One Year        Five Years            Inception


*Performance figures have been adjusted to reflect the current charge for the Income Benefit Rider as if that feature had been available throughout the periods shown. For purposes of computing the Rider fee, we assumed that there were no additional purchase payments or withdrawals, and that the Rider Date coincided with the inception date of the Fund (Class IA).


Putnam Allstate Advisor Plus:
(WITH THE INCOME BENEFIT RIDER)*

                                                               10 Years or Since
Variable Sub-Account          One Year        Five Years            Inception


*Performance figures have been adjusted to reflect the current charge for the Income Benefit Rider as if that feature had been available throughout the periods shown. For purposes of computing the Rider fee, we assumed that there were no additional purchase payments or withdrawals, and that the Rider Date coincided with the inception date of the Fund (Class IA).


Page __: Replace the two paragraphs under the heading "Experts" with the following:

         EXPERTS
         The financial statements and related financial statement schedules of Allstate New York as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 that appear in this Statement of Additional Information have been audited by _____________, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of ________, is Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, Illinois 60601.

         The financial statements of the Variable Account as of December 31, 2001 and for each of the periods in the two years then ended that appear in this Statement of Additional Information have been audited by ____________, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

Page __: Replace the paragraph under the heading "Financial Statements" with the following:

         The financial statements of the Variable Account as of December 31, 2001 and for the periods in the two years then ended, the financial statements of Allstate New York as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001, the related financial statement schedules of Allstate New York and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements of Allstate New York included herein should be considered only as bearing upon the ability of Allstate New York to meet its obligations under the Contacts.

         [To be filed by amendment.]

PART C

Part C is hereby amended to include the following exhibits:

Item 24(b). EXHIBITS

(4)(b)   Income Benefit Rider

(9)(b)   Opinion and Consent of General Counsel

(10)(a)  Consent of Independent Auditors*
(10)(b)  Consdent of Foley & Lardner*

(13)(b)  Performance Data Calculations*

* To be filed by amendment.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Life of New York Separate Account A, has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 12th day of February, 2002.

                         ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                         (REGISTRANT)

                                 BY: ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK (DEPOSITOR)

                                 By: /s/MICHAEL J. VELOTTA
                                 Michael J. Velotta
                                 Vice President, Secretary and General Counsel

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company of New York on the 12th day of February, 2002.

*/THOMAS J. WILSON, II             Chairman of the Board, President and Director
Thomas J. Wilson, II               (Principal Executive Officer)

/s/MICHAEL J. VELOTTA              Vice President, Secretary, General Counsel
Michael J. Velotta                 and Director

*/SAMUEL H. PILCH                  Controller (Principal Accounting Officer)
Samuel H. Pilch

*/STEVEN E. SHEBIK                 Director and Vice President (Principal
Steven E. Shebik                   Financial Officer)

*/VINCENT A. FUSCO                 Director and Chief Operations Officer
Vincent A. Fusco

*/MARCIA D. ALAZRAKI               Director
Marcia D. Alazraki

*/CLEVELAND JOHNSON, JR.           Director
Cleveland Johnson, Jr.

*/JOHN R. RABEN, JR.               Director
John R. Raben, Jr.

*/SALLY A. SLACKE                  Director
Sally A. Slacke

*/MARGARET G. DYER                 Director
Margaret G. Dyer

*/JOHN C. LOUNDS                   Director
John C. Lounds

*/MARLA G. FRIEDMAN                Director
Marla G. Friedman

*/J. KEVIN MCCARTHY                Director
J. Kevin McCarthy

*/KENNETH R. O'BRIEN               Director
Kenneth R. O'Brien

*/PATRICIA W. WILSON               Director and Assistant Vice President
Patricia W. Wilson


*/ By Michael J. Velotta, pursuant to Powers of Attorney previously filed.

                                  EXHIBIT INDEX

Item No.          Description

(4)(b)            Form of Income Benefit Rider

(9)(b) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York